Document and Entity Information	Mar. 01, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2016
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Jan. 01, 2016
International Opportunities Fund | International Opportunities Fund
Prospectus:
Trading Symbol	VISEX